UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/2016

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Short-Intermediate Municipal Bond Fund

SEMIANNUAL REPORT September 30, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Short-Intermediate Municipal Bond Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short-Intermediate Municipal Bond Fund, covering the six-month period from April 1, 2016 through September 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds generally produced strong returns over the reporting period despite ongoing concerns about global economic conditions. In the wake of sharp market declines earlier in 2016, investor sentiment improved dramatically in the spring when U.S. monetary policymakers held short-term interest rates steady, other central banks eased their monetary policies further, and commodity prices rebounded from depressed levels. A referendum in Great Britain to leave the European Union triggered brief bouts of market turbulence in June, but the market rally resumed and several broad measures of stock market performance set record highs in July and August. In the bond market, aggressively accommodative monetary policies and robust investor demand for current income generally continued to send yields of high-quality sovereign bonds lower and their prices higher.

Recently, we have seen evidence that investors may be shifting their focus away from macroeconomic influences and toward underlying company fundamentals. This development suggests that selectivity may be a more important determinant of investment success over the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
October 17, 2016

DISCUSSION OF FUND PERFORMANCE

For the period from April 1, 2016 through September 30, 2016, as provided by Thomas Casey and Jeffrey Burger, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended September 30, 2016, Dreyfus Short-Intermediate Municipal Bond Fund’s Class A shares produced a total return of 0.33%, Class D shares returned 0.33%, Class I shares returned 0.46%, and Class Y shares returned 0.46%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays 3-Year Municipal Bond Index (the “Index”), which is not subject to fees and expenses like a mutual fund, produced a total return of 0.43% for the same period.2

Short- and intermediate-term municipal bonds produced mildly positive returns over the reporting period amid falling long-term interest rates and robust investor demand. The fund benefited in this environment from its interest rate and security selection strategies.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax. The fund invests only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus at the time of investment. The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio managers focus on identifying undervalued sectors and securities, and minimizing the use of interest rate forecasting. The portfolio managers select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. They also actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Low Interest Rates Supported Municipal Bond Prices

Investor sentiment had changed dramatically in the weeks prior to the beginning of the reporting period, as commodity prices rebounded from previously depressed levels, global economic conditions stabilized, and U.S. monetary policymakers refrained from additional short-term rate hikes. Although the labor market stayed strong, economic growth rates and inflationary pressures remained muted, keeping downward pressure on rates. In June, United Kingdom’s referendum to leave the European Union caused investors’ macroeconomic concerns to intensify, sending long-term interest rates to historical lows in July. These factors had a greater influence on long-term municipal bonds than on their short- and intermediate-term counterparts.

Supply-and-demand dynamics in the municipal bond market also generally proved favorable. In the low interest rate environment, income-oriented investors reached for the competitive after-tax yields provided by municipal bonds. Although a moderating supply of newly issued securities early in the reporting period also supported bond prices, a surge in new issuance volumes during August and September produced heightened market volatility.

The U.S. economic recovery continued to support sound credit conditions for most municipal bond issuers. A number of states and municipalities face pressure from underfunded pension systems, but most have benefited from rising tax revenues and balanced operating budgets.

DISCUSSION OF FUND PERFORMANCE (continued)

Constructive Strategies Bolstered Fund Results

The fund’s performance was enhanced by its interest rate strategies, including relatively light exposure to securities with two-year maturities that were hurt in anticipation of higher short-term interest rates and money market regulatory reforms. Instead, we focused on five-year maturities, which proved less sensitive to these concerns.

Our security selection strategy also fared well over the reporting period. We continued to favor revenue-backed municipal bonds, and the fund achieved especially strong results among securities backed by transportation facilities, education institutions, and hospitals. The fund further benefited from underweighted exposure to lower yielding escrowed bonds, and the sale of bonds from Illinois and Chicago enabled the fund to avoid the subsequent impact of their deteriorating credit fundamentals.

Laggards during the reporting period included high-quality revenue bonds, including those backed by essential municipal services such as public power utilities. In addition, the fund did not participate in a rally among Puerto Rico securities, which did not meet our credit standards.

A More Cautious Investment Posture

As of the reporting period’s end, we remain optimistic about the long-term prospects of the municipal bond market as the U.S. economy has continued to grow and municipal credit quality generally has remained strong. We continue to maintain the fund’s generally constructive investment posture in the face of recently higher levels of market volatility stemming from near-term concerns, including uncertainty surrounding the U.S. election, expectations of higher short-term interest rates, and the recent increase in municipal bond issuance volumes.

We have retained the fund’s relatively long average duration and a bias toward longer-term revenue bonds in an effort to capture more competitive yields.

October 17, 2016

Bonds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares. Class D, I, and Y shares are not subject to any initial or deferred sales charge. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until August 1, 2017, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Bloomberg Barclays 3-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund from April 1, 2016 to September 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2016
	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.72	$2.96	$2.46	$2.46
Ending value (after expenses)	$1,003.30	$1,003.30	$1,004.60	$1,004.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2016
	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.75	$2.99	$2.48	$2.48
Ending value (after expenses)	$1,021.36	$1,022.11	$1,022.61	$1,022.61

† Expenses are equal to the fund’s annualized expense ratio of .74% for Class A, .59% for Class D, .49% for Class I and .49% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
September 30, 2016 (Unaudited)

Long-Term Municipal Investments - 97.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Alabama - 1.1%
Alabama Public School and College Authority, Capital Improvement Revenue	5.00	1/1/19	5,000,000	5,452,550
Arizona - 2.0%
Arizona School Facilities Board, COP	5.00	9/1/20	2,500,000	2,864,700
Phoenix Civic Improvement Corporation, Junior Lien Wastewater System Revenue	5.00	7/1/18	3,150,000	3,376,327
Tucson, Water System Revenue	5.00	7/1/20	3,000,000	3,437,280
				9,678,307
Arkansas - .2%
Arkansas Development Finance Authority, HR (Washington Regional Medical Center)	5.00	2/1/20	1,070,000	1,195,843
California - 2.5%
California, GO (Various Purpose)	5.00	12/1/19	3,105,000	3,504,117
California State Public Works Board, LR (Judicial Council of California) (New Stockton Courthouse)	5.00	10/1/19	1,500,000	1,681,320
Los Angeles Harbor Department, Revenue	5.00	8/1/21	3,400,000	3,983,746
North Natomas Community Facilities District Number 4, Special Tax Bonds	5.00	9/1/17	1,430,000	1,479,435
University of California Regents, General Revenue	5.00	5/15/20	1,500,000	1,719,435
				12,368,053
Colorado - 1.4%
City and County of Denver, Airport System Subordinate Revenue	5.00	11/15/18	1,180,000	1,274,955
Colorado Educational and Cultural Facilities Authority, Revenue (Johnson and Wales University Project)	5.00	4/1/18	2,000,000	2,109,460
Platte River Power Authority, Power Revenue	5.00	6/1/20	3,220,000	3,687,480
				7,071,895
Connecticut - 1.4%
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	4.00	9/1/18	2,750,000	2,909,307
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	8/1/19	1,500,000	1,667,940

Long-Term Municipal Investments - 97.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Connecticut - 1.4% (continued)
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	9/1/21	2,000,000	2,354,960
				6,932,207
District of Columbia - .3%
District of Columbia, Income Tax Secured Revenue	5.00	12/1/20	1,460,000	1,645,829
Florida - 9.6%
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/20	5,700,000	6,378,129
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/19	5,000,000	5,521,500
Florida Board of Education, Public Education Capital Outlay Bonds	5.00	6/1/18	3,425,000	3,663,037
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/17	4,365,000	4,503,938
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/19	3,270,000	3,634,638
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/20	1,850,000	2,123,338
Greater Orlando Aviation Authority, Airport Facilities Revenue	5.00	10/1/20	1,000,000	1,143,840
Lee County, Solid Waste System Revenue	5.00	10/1/21	3,150,000	3,644,865
Lee County, Transportation Facilities Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/19	1,200,000	1,339,188
Miami-Dade County, Aviation Revenue	4.00	10/1/17	3,725,000	3,840,400
Miami-Dade County, Aviation Revenue	5.00	10/1/20	3,100,000	3,549,872
Orlando Utilities Commission, Utility System Revenue	5.00	10/1/21	2,400,000	2,851,152
Palm Beach County Health Facilities Authority, Retirement Community Revenue (ACTS Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/21	1,500,000	1,758,435
South Florida Water Management District, COP (Master Lease Purchase Agreement)	5.00	10/1/20	1,500,000	1,732,605
Tampa, Capital Improvement Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	4.00	9/1/17	1,055,000	1,082,841
				46,767,778
Georgia - 2.4%
Gwinnett County School District, Sales Tax GO	5.00	8/1/20	4,000,000	4,616,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Georgia - 2.4% (continued)
Main Street Natural Gas, Inc., Gas Project Revenue (Guaranty Agreement; JPMorgan Chase Bank)	5.00	3/15/19	2,000,000	2,157,220
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/19	2,315,000	2,521,822
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	4.00	1/1/21	2,000,000	2,233,240
				11,528,682
Illinois - 10.1%
Chicago, Customer Facility Charge Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/18	1,105,000	1,155,476
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/17	4,350,000	4,395,196
Chicago, Second Lien Wastewater Transmission Revenue	5.00	1/1/20	1,985,000	2,184,751
Chicago, Second Lien Water Revenue	4.25	11/1/18	1,050,000	1,111,520
Chicago, Second Lien Water Revenue	5.00	11/1/20	1,000,000	1,125,630
Greater Chicago Metropolitan Water Reclamation District, GO	5.00	12/1/19	1,700,000	1,905,734
Greater Chicago Metropolitan Water Reclamation District, GO	5.00	12/1/20	1,850,000	2,134,882
Illinois, Sales Tax Revenue (Build Illinois Bonds)	5.00	6/15/17	5,570,000	5,731,029
Illinois, Sales Tax Revenue (Build Illinois Bonds) (Insured; National Public Finance Guarantee Corp.)	5.75	6/15/18	2,930,000	3,158,393
Illinois Finance Authority, Revenue (OFS Healthcare System)	5.00	11/15/20	2,405,000	2,756,274
Illinois Finance Authority, Revenue (The University of Chicago)	5.00	10/1/20	2,590,000	2,981,737
Illinois Finance Authority, Revenue (The University of Chicago)	5.00	10/1/20	1,200,000	1,381,500
Kane County Forest Preserve District, GO	4.00	12/15/16	6,000,000	6,039,420
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	12/15/20	3,675,000	4,116,845
Northern Illinois Municipal Power Agency, Power Project Revenue (Prairie State Project)	5.00	12/1/20	1,000,000	1,146,450
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	5.00	6/1/18	5,500,000	5,839,625

Long-Term Municipal Investments - 97.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Illinois - 10.1% (continued)
Springfield, Senior Lien Electric Revenue	5.00	3/1/20	2,000,000	2,244,560
				49,409,022
Indiana - 1.6%
Indianapolis Local Public Improvement Bond Bank, Revenue (Indianapolis Airport Authority Project)	5.00	1/1/21	3,870,000	4,451,816
Richmond Hospital Authority, Revenue (Reid Hospital Project)	5.00	1/1/20	1,000,000	1,117,620
Rockport, PCR (Indiana Michigan Power Company Project)	1.75	6/1/18	2,000,000	2,014,260
				7,583,696
Kansas - .2%
Kansas Department of Transportation, Highway Revenue	0.75	9/1/19	1,180,000	[a] 1,165,982
Louisiana - 1.9%
East Baton Rouge Sewerage Commission, Revenue	5.00	2/1/20	1,000,000	1,130,960
Louisiana Citizens Property Insurance Corporation, Assessment Revenue	5.00	6/1/20	3,100,000	3,508,456
Tobacco Settlement Financing Corporation of Louisiana, Tobacco Settlement Asset-Backed Bonds	5.00	5/15/18	4,250,000	4,510,482
				9,149,898
Maryland - 1.2%
Maryland, GO (State and Local Facilities Loan)	5.25	8/1/20	5,000,000	5,817,550
Michigan - 5.0%
Michigan, State Trunk Line Revenue	5.00	11/15/17	3,830,000	4,009,972
Michigan Building Authority, Revenue (Facilities Program)	5.00	4/15/20	2,200,000	2,500,608
Michigan Finance Authority, HR (Henry Ford Health System)	5.00	11/15/21	1,125,000	1,322,471
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Water Supply System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/20	1,000,000	1,133,890
Michigan Finance Authority, Local Government Loan Program Revenue (School District of the City of Detroit State Qualified Unlimited Tax GO Local Project Bonds)	5.00	5/1/19	4,250,000	4,650,095
Michigan Finance Authority, Student Loan Revenue	5.00	11/1/19	1,600,000	1,744,256

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Michigan - 5.0% (continued)
Michigan Finance Authority, Unemployment Obligation Assessment Revenue	5.00	1/1/21	3,000,000	3,337,110
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/19	5,000,000	5,535,500
				24,233,902
Minnesota - 1.4%
Minneapolis-Saint Paul Metropolitan Airports Commission, Subordinate Airport Revenue	5.00	1/1/20	1,100,000	1,239,612
Minnesota, State General Fund Appropriation Bonds	5.00	3/1/17	5,470,000	5,566,928
				6,806,540
Missouri - 2.3%
Kansas City, Sanitary Sewer System Improvement Revenue	4.00	1/1/21	1,000,000	1,123,700
Missouri Development Finance Board, Infrastructure Facilities Revenue (Branson Landing Project)	5.00	6/1/20	3,960,000	4,468,583
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (Saint Luke's Health System, Inc.)	5.00	11/15/20	1,070,000	1,233,731
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue (Iatan 2 Project)	4.00	1/1/19	1,500,000	1,600,665
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue (Prairie State Project)	5.00	12/1/19	2,335,000	2,624,330
				11,051,009
Nebraska - .7%
Omaha Public Power District, Electric System Revenue	5.00	2/1/19	3,150,000	3,445,407
Nevada - 1.6%
Nevada, Highway Revenue (Motor Vehicle Fuel Tax)	4.00	12/1/17	5,000,000	5,183,450
Nevada, Unemployment Compensation Fund Special Revenue	5.00	6/1/18	2,500,000	2,622,600
				7,806,050
New Jersey - 4.1%
New Jersey Economic Development Authority, Cigarette Tax Revenue	5.00	6/15/17	2,000,000	2,043,120
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.00	6/15/20	1,275,000	1,409,079

Long-Term Municipal Investments - 97.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 4.1% (continued)
New Jersey Educational Facilities Authority, Higher Education Facilities Trust Fund Revenue	5.00	6/15/19	1,980,000		2,149,013
New Jersey Educational Facilities Authority, Revenue (Stockton University Issue)	5.00	7/1/21	2,190,000		2,504,572
New Jersey Health Care Facilities Financing Authority, Revenue (Atlantic Health System Hospital Corporation Issue)	5.00	7/1/20	2,000,000		2,280,360
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Revenue	5.00	12/1/20	3,000,000		3,343,980
New Jersey Turnpike Authority, Turnpike Revenue	1.39	1/1/18	2,500,000	[a]	2,505,625
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/19	3,720,000		4,049,704
				20,285,453
New Mexico - 1.5%
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System Revenue	5.00	7/1/20	1,675,000		1,927,171
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue	0.87	8/1/17	5,395,000	[a]	5,400,287
				7,327,458
New York - 15.6%
Long Island Power Authority, Electric System General Revenue	1.25	11/1/18	2,500,000	[a]	2,508,325
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/17	1,500,000		1,570,320
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/18	1,000,000		1,086,760
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/19	4,330,000		4,872,246
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/20	1,500,000		1,741,035
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/20	1,500,000		1,741,035
Nassau County, GO (General Improvement)	5.00	1/1/20	5,000,000		5,619,600
New York City, GO	5.00	8/1/18	2,500,000		2,684,925
New York City, GO	5.00	8/1/19	5,750,000		6,392,620
New York City, GO	5.00	8/1/20	3,830,000		4,396,495
New York City Industrial Development Agency, Senior Airport Facilities Revenue (Transportation Infrastructure Properties, LLC Obligated Group)	5.00	7/1/17	2,000,000		2,057,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 15.6% (continued)
New York City Transitional Finance Authority, Building Aid Revenue	5.00	7/15/20	1,500,000		1,721,925
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue (Escrowed to Maturity)	5.00	11/1/16	955,000		958,524
New York State Dormitory Authority, Revenue (State University of New York Dormitory Facilities)	5.00	7/1/18	1,750,000		1,875,738
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/19	3,535,000		3,875,208
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/19	2,500,000		2,740,600
New York State Dormitory Authority, State Sales Tax Revenue	5.00	3/15/20	4,000,000		4,551,000
New York State Thruway Authority, General Revenue Junior Indebtedness Obligations	5.00	5/1/19	3,000,000		3,309,360
New York Transportation Development Corporation, Special Facility Revenue (Terminal One Group Association, L.P. Project)	5.00	1/1/17	5,000,000		5,051,700
New York Transportation Develpoment Corporation, Special Facility Revenue (Terminal One Group Association, L.P. Project)	5.00	1/1/19	5,000,000		5,436,150
Port Authority of New York and New Jersey, (Consolidated Bonds, 175th Series)	5.00	12/1/17	3,000,000		3,145,440
Port Authority of New York and New Jersey, (Consolidated Bonds, 185th Series)	5.00	9/1/20	3,400,000		3,889,396
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	0.70	12/3/19	5,000,000	[a]	4,929,500
				76,155,802
North Carolina - .6%
Charlotte, Water and Sewer System Revenue	5.00	7/1/20	2,400,000		2,762,280
Oklahoma - .3%
Oklahoma Turnpike Authority, Oklahoma Turnpike System Second Senior Revenue	5.00	1/1/21	1,275,000		1,483,335
Pennsylvania - 3.1%
Pennsylvania Economic Development Financing Authority, Revenue (University of Pittsburgh Medical Center)	4.00	3/15/20	1,700,000		1,865,478
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.00	6/1/21	2,135,000		2,474,550
Philadelphia, Gas Works Revenue	5.00	8/1/20	4,335,000		4,939,342

Long-Term Municipal Investments - 97.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Pennsylvania - 3.1% (continued)
Philadelphia, Gas Works Revenue	5.00	10/1/21	1,200,000	1,402,320
Philadelphia School District, GO	5.00	9/1/21	4,250,000	4,672,875
				15,354,565
Rhode Island - 1.0%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue (Lifespan Obligation Group Issue)	5.00	5/15/21	2,250,000	2,590,268
Tobacco Settlement Financing Corporation of Rhode Island, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/20	2,020,000	2,244,806
				4,835,074
Tennessee - 1.9%
Metropolitan Government of Nashville and Davidson County, GO	5.00	7/1/20	1,920,000	2,203,680
Tennessee Energy Acquisition Corporation, Gas Project Revenue	5.25	9/1/21	2,000,000	2,331,620
Tennessee Energy Acquisition Corporation, Gas Project Revenue (Guaranteed Agreement; Goldman Sachs Group, Inc.)	5.00	2/1/21	2,905,000	3,301,416
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds	5.00	11/1/19	1,350,000	1,516,901
				9,353,617
Texas - 14.7%
Arlington Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/19	1,295,000	1,419,307
Central Texas Regional Mobility Authority, Senior Lien Revenue	5.00	1/1/21	1,000,000	1,149,450
Dallas and Fort Worth, Joint Revenue (Dallas/Fort Worth International Airport)	5.00	11/1/18	1,000,000	1,081,500
Dallas County, Combination Tax and Parking Garage Revenue Certificates of Obligation	5.00	8/15/20	5,000,000	5,759,300
Dickinson Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/20	3,260,000	3,687,321
Harris County-Houston Sports Authority, Senior Lien Revenue	5.00	11/15/19	1,500,000	1,681,545
Houston, Combined Utility System First Lien Revenue	5.00	11/15/19	1,380,000	1,550,761
Houston, Combined Utility System First Lien Revenue	1.74	5/1/20	5,000,000	[a] 4,977,500
Houston, Public Improvement GO	5.00	3/1/18	5,000,000	5,287,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Texas - 14.7% (continued)
Houston, Public Improvement GO	5.00	3/1/20	2,800,000	3,162,124
Houston Convention and Entertainment Facilities Department, Hotel Occupancy Tax and Special Revenue	5.00	9/1/20	1,000,000	1,144,220
Lake Travis Independent School District, Unlimited Tax School Building Bonds (Permanent School Fund Guarantee Program)	4.00	2/15/18	4,640,000	4,838,221
Love Field Airport Modernization Corporation, General Airport Revenue	5.00	11/1/20	1,000,000	1,143,890
Love Field Airport Modernization Corporation, Special Facilities Revenue (Southwest Airlines Company - Love Field Modernization Program Project)	5.00	11/1/16	2,340,000	2,348,588
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	4.00	5/15/20	1,000,000	1,102,700
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/20	1,075,000	1,224,017
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/20	2,000,000	2,247,840
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/21	1,000,000	1,153,930
North Texas Tollway Authority, Second Tier System Revenue	5.00	1/1/20	1,025,000	1,147,477
Plano Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/21	2,040,000	2,383,658
Rockwall, Improvement GO	5.00	8/1/20	4,695,000	5,378,029
San Antonio, Electric and Gas Systems Junior Lien Revenue	5.00	2/1/20	6,000,000	6,790,320
San Antonio, Water System Junior Lien Revenue	5.00	5/15/19	1,000,000	1,105,640
Texas, GO (College Student Loan Bonds)	5.00	8/1/21	4,115,000	4,845,701
Texas Transportation Commission, State Highway Fund Revenue	5.00	10/1/20	3,000,000	3,469,680
Waco, Combination Tax and Revenue Certificates of Obligation	5.00	2/1/20	1,500,000	1,693,365
				71,773,784
Utah - 1.5%
Intermountain Power Agency, Subordinated Power Supply Revenue	4.00	7/1/17	5,000,000	5,118,650

Long-Term Municipal Investments - 97.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Utah - 1.5% (continued)
Intermountain Power Agency, Subordinated Power Supply Revenue	5.00	7/1/19	2,000,000	2,217,240
				7,335,890
Virginia - 1.3%
Fairfax County Industrial Development Authority, Health Care Revenue (Inova Health System Project)	5.00	5/15/21	1,000,000	1,178,870
Virginia Public School Authority, School Technology and Security Notes	5.00	4/15/18	5,000,000	5,317,100
				6,495,970
Washington - 4.2%
Energy Northwest, Electric Revenue (Columbia Generating Station)	5.00	7/1/18	5,000,000	5,359,250
Port of Seattle, Intermediate Lien Revenue	5.00	4/1/20	3,000,000	3,388,230
Seattle, Municipal Light and Power Revenue	5.00	4/1/20	2,000,000	2,275,440
Seattle, Water System Improvement Revenue	5.00	5/1/20	2,500,000	2,854,550
Tobacco Settlement Authority of Washington, Tobacco Settlement Revenue	5.00	6/1/18	3,650,000	3,877,249
Washington, GO (Various Purpose)	5.00	7/1/20	2,465,000	2,826,270
				20,580,989
Wisconsin - 1.1%
Public Finance Authority of Wisconsin, Lease Development Revenue (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/20	2,000,000	2,250,760
Wisconsin, GO	5.00	5/1/19	3,000,000	3,317,220
				5,567,980
Total Investments (cost $474,130,044)			97.8%	478,422,397
Cash and Receivables (Net)			2.2%	10,833,316
Net Assets			100.0%	489,255,713

a Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	22.6
Utility-Electric	15.0
Education	9.7
Special Tax	8.0
City	7.2
County	5.9
State/Territory	5.2
Utility-Water and Sewer	4.8
Health Care	3.8
Lease	1.2
Resource Recovery	.8
Industrial	.2
Prerefunded	.2
Other	13.2
97.8

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	474,130,044	478,422,397
Cash		14,165,077
Interest receivable		5,257,077
Receivable for shares of Beneficial Interest subscribed		528,223
Prepaid expenses		51,705
		498,424,479
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		224,735
Payable for investment securities purchased		8,643,260
Payable for shares of Beneficial Interest redeemed		217,453
Accrued expenses		83,318
		9,168,766
Net Assets ($)		489,255,713
Composition of Net Assets ($):
Paid-in capital		484,484,297
Accumulated net realized gain (loss) on investments		479,063
Accumulated net unrealized appreciation (depreciation) on investments		4,292,353
Net Assets ($)		489,255,713

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	60,304,960	306,115,680	122,776,974	58,099
Shares Outstanding	4,629,758	23,507,189	9,424,588	4,460
Net Asset Value Per Share ($)	13.03	13.02	13.03	13.03

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2016 (Unaudited)

Investment Income ($):
Interest Income	3,358,492
Expenses:
Management fee—Note 3(a)	1,198,134
Shareholder servicing costs—Note 3(c)	152,707
Distribution fees—Note 3(b)	151,281
Registration fees	68,063
Trustees’ fees and expenses—Note 3(d)	61,093
Professional fees	52,757
Custodian fees—Note 3(c)	13,860
Prospectus and shareholders’ reports	9,465
Loan commitment fees—Note 2	2,967
Miscellaneous	23,330
Total Expenses	1,733,657
Less—reduction in expenses due to undertaking—Note 3(a)	(323,754)
Less—reduction in fees due to earnings credits—Note 3(c)	(843)
Net Expenses	1,409,060
Investment Income—Net	1,949,432
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	320,260
Net unrealized appreciation (depreciation) on investments	(479,115)
Net Realized and Unrealized Gain (Loss) on Investments	(158,855)
Net Increase in Net Assets Resulting from Operations	1,790,577

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Operations ($):
Investment income—net	1,949,432	3,440,716
Net realized gain (loss) on investments	320,260	614,552
Net unrealized appreciation (depreciation) on investments	(479,115)	1,350,901
Net Increase (Decrease) in Net Assets Resulting from Operations	1,790,577	5,406,169
Dividends to Shareholders from ($):
Investment income—net:
Class A	(213,420)	(361,209)
Class D	(1,229,328)	(2,372,786)
Class I	(506,394)	(706,051)
Class Y	(290)	(670)
Net realized gain on investments:
Class A	-	(174,232)
Class D	-	(807,773)
Class I	-	(242,138)
Class Y	-	(185)
Total Dividends	(1,949,432)	(4,665,044)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	6,261,120	39,111,327
Class D	31,590,014	50,925,958
Class I	53,085,193	156,974,903
Dividends reinvested:
Class A	129,979	347,350
Class D	1,125,881	2,929,471
Class I	218,977	379,518
Class Y	-	154
Cost of shares redeemed:
Class A	(14,222,365)	(12,167,747)
Class D	(34,443,138)	(80,651,770)
Class I	(66,746,813)	(59,687,731)
Class Y	(12,000)	(25,000)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(23,013,152)	98,136,433
Total Increase (Decrease) in Net Assets	(23,172,007)	98,877,558
Net Assets ($):
Beginning of Period	512,427,720	413,550,162
End of Period	489,255,713	512,427,720

	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	478,857	3,011,090
Shares issued for dividends reinvested	9,952	26,705
Shares redeemed	(1,088,524)	(935,894)
Net Increase (Decrease) in Shares Outstanding	(599,715)	2,101,901
Class D
Shares sold	2,419,486	3,914,337
Shares issued for dividends reinvested	86,221	225,290
Shares redeemed	(2,637,623)	(6,202,912)
Net Increase (Decrease) in Shares Outstanding	(131,916)	(2,063,285)
Class I
Shares sold	4,064,461	12,070,513
Shares issued for dividends reinvested	16,761	29,157
Shares redeemed	(5,109,823)	(4,576,467)
Net Increase (Decrease) in Shares Outstanding	(1,028,601)	7,523,203
Class Y
Shares issued for dividends reinvested	-	12
Shares redeemed	(918)	(1,922)
Net Increase (Decrease) in Shares Outstanding	(918)	(1,910)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
September 30, 2016		Year Ended March 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	13.03	13.02	13.05	13.23	13.28	13.08
Investment Operations:
Investment income—net[a]	.04	.08	.08	.11	.14	.19
Net realized and unrealized gain (loss) on investments	(.00)[b]	.04	.04	(.06)	.02	.20
Total from Investment Operations	.04	.12	.12	.05	.16	.39
Distributions:
Dividends from investment income—net	(.04)	(.08)	(.08)	(.11)	(.14)	(.19)
Dividends from net realized gain on investments	-	(.03)	(.07)	(.12)	(.07)	-
Total Distributions	(.04)	(.11)	(.15)	(.23)	(.21)	(.19)
Net asset value, end of period	13.03	13.03	13.02	13.05	13.23	13.28
Total Return (%)[c]	.33[d]	.95	.87	.43	1.13	3.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[e]	.86	.87	.84	.84	.84
Ratio of net expenses to average net assets	.74[e]	.74	.74	.74	.79	.84
Ratio of net investment income to average net assets	.66[e]	.61	.59	.82	1.06	1.47
Portfolio Turnover Rate	15.18[d]	20.92	32.84	34.38	27.16	30.99
Net Assets, end of period ($ x 1,000)	60,305	68,148	40,721	49,911	61,862	47,011

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

	Six Months Ended
September 30, 2016		Year Ended March 31,
Class D Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	13.03	13.02	13.05	13.23	13.27	13.08
Investment Operations:
Investment income—net[a]	.05	.10	.10	.13	.16	.21
Net realized and unrealized gain (loss) on investments	(.01)	.04	.04	(.06)	.03	.19
Total from Investment Operations	.04	.14	.14	.07	.19	.40
Distributions:
Dividends from investment income—net	(.05)	(.10)	(.10)	(.13)	(.16)	(.21)
Dividends from net realized gain on investments	-	(.03)	(.07)	(.12)	(.07)	-
Total Distributions	(.05)	(.13)	(.17)	(.25)	(.23)	(.21)
Net asset value, end of period	13.02	13.03	13.02	13.05	13.23	13.27
Total Return (%)	.33[b]	1.10	1.02	.58	1.36	3.10
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[c]	.72	.72	.70	.69	.69
Ratio of net expenses to average net assets	.59[c]	.59	.59	.59	.64	.69
Ratio of net investment income to average net assets	.81[c]	.75	.74	.97	1.22	1.61
Portfolio Turnover Rate	15.18[b]	20.92	32.84	34.38	27.16	30.99
Net Assets, end of period ($ x 1,000)	306,116	307,975	334,580	385,943	476,785	488,869

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
September 30, 2016		Year Ended March 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	13.03	13.02	13.05	13.23	13.28	13.08
Investment Operations:
Investment income—net[a]	.06	.11	.11	.14	.18	.23
Net realized and unrealized gain (loss) on investments	(.00)[b]	.04	.04	(.06)	.01	.19
Total from Investment Operations	.06	.15	.15	.08	.19	.42
Distributions:
Dividends from investment income—net	(.06)	(.11)	(.11)	(.14)	(.17)	(.22)
Dividends from net realized gain on investments	-	(.03)	(.07)	(.12)	(.07)	-
Total Distributions	(.06)	(.14)	(.18)	(.26)	(.24)	(.22)
Net asset value, end of period	13.03	13.03	13.02	13.05	13.23	13.28
Total Return (%)	.46[c]	1.20	1.12	.60	1.46	3.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63[d]	.64	.65	.63	.61	.60
Ratio of net expenses to average net assets	.49[d]	.49	.49	.49	.55	.60
Ratio of net investment income to average net assets	.90[d]	.85	.84	1.06	1.31	1.70
Portfolio Turnover Rate	15.18[c]	20.92	32.84	34.38	27.16	30.99
Net Assets, end of period ($ x 1,000)	122,777	136,235	38,154	36,159	30,305	31,427

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	September 30, 2016	Year Ended March 31,
Class Y Shares	(Unaudited)	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	13.03	13.02	13.05	13.08
Investment Operations:
Investment income—net[b]	.06	.11	.11	.11
Net realized and unrealized gain (loss) on investments	(.00)[c]	.04	.04	.09
Total from Investment Operations	.06	.15	.15	.20
Distributions:
Dividends from investment income—net	(.06)	(.11)	(.11)	(.11)
Dividends from net realized gain on investments	-	(.03)	(.07)	(.12)
Total Distributions	(.06)	(.14)	(.18)	(.23)
Net asset value, end of period	13.03	13.03	13.02	13.05
Total Return (%)	.46[d]	1.21	1.13	1.53[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[e]	.65	.70	.55[e]
Ratio of net expenses to average net assets	.49[e]	.49	.49	.49[e]
Ratio of net investment income to average net assets	.92[e]	.85	.83	1.14[e]
Portfolio Turnover Rate	15.18[d]	20.92	32.84	34.38
Net Assets, end of period ($ x 1,000)	58	70	95	1

a From July 1, 2013 (commencement of initial offering) to March 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short-Intermediate Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class D, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2016 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	–	478,422,397	–	478,422,397

† See Statement of Investments for additional detailed categorizations.

At September 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2016 was as follows: tax-exempt income $3,440,716, ordinary income $184,511 and long-term capital gains $1,039,817. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $555 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2016, the fund did not borrow under the Facilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from April 1, 2016 through August 1, 2017, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .49% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $323,754 during the period ended September 30, 2016.

During the period ended September 30, 2016, the Distributor retained $1,214 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .10% of the value of its average daily net assets. During the period ended September 30, 2016, Class D shares were charged $151,281 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2016, Class A shares were charged $80,640, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2016, the fund was charged $34,718 for transfer agency services and $1,814 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $842.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2016, the fund was charged $13,860 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended September 30, 2016, the fund was charged $954 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $1.

During the period ended September 30, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $197,845, Distribution Plan fees $24,842, Shareholder Services Plan fees $12,461, custodian fees $19,145, Chief Compliance Officer fees $7,217 and transfer agency fees $13,129, which are offset against an expense reimbursement currently in effect in the amount of $49,904.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2016, amounted to $71,920,202 and $88,520,413, respectively.

At September 30, 2016, accumulated net unrealized appreciation on investments was $4,293,353, consisting of $4,522,536 gross unrealized appreciation and $230,183 gross unrealized depreciation.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At September 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 20-21, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods (ranking in the first quartile for the one-, two- and three-year periods). The Board also noted that the fund’s yield performance was at or above the Performance Group median for nine of the ten one-year periods ended May 31st and above the Performance Universe median for six of the ten one-year periods ended May 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Broadridge category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, and that the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians (by less than four basis points in each case).

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until August 1, 2017, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .49% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

Dreyfus Short-Intermediate Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMBAX Class D: DSIBX Class I: DIMIX Class Y: DMYBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6219SA0916

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    November 29, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 29, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)